Annual Operating Expenses {- Fidelity® Series Short-Term Credit Fund} - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-07 - Fidelity® Series Short-Term Credit Fund - Fidelity Series Short-Term Credit Fund-Default
Oct. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none